UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2005

Check here if Amendment [ ];  Amendment Number: ____
      This Amendment (Check only one.):   [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Dune Capital Management LP
Address:        623 Fifth Avenue, 30th Floor
                New York, New York 10022

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joshua P. Eaton
Title:          General Counsel
Phone:          (212) 301-8303

Signature, Place, and Date of Signing:

/s/ Joshua P. Eaton         New York, New York         February 13, 2006
-------------------
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            9
Form 13F Information Table Value Total:            115,579
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Form 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                 VALUE     SHS OR    SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER            TITLE OF CLASS       CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

ACCO BRANDS CORP                 COM          00081T108         30,625    1,250,000    SH         SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE RESIDENTIAL           COM          008273104          1,489      156,200    SH         SOLE              SOLE
CMTYS
------------------------------------------------------------------------------------------------------------------------------------
CBS CORP NEW                     CL B         124857202         10,823      450,000    SH         SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
CCE SPINCO INC                   COM          14985W109            379       28,962    SH         SOLE              SOLE
-------------------------------------------------------------------------------------------- ---------------------------------------
CLEAR CHANNEL
COMMUNICATIONS                   COM          184502102          7,287      231,700    SH         SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW           COM          38388F108         11,750    1,250,000    SH         SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
LEAPFROG ENTERPRISES INC         CL A         52186N106          5,825      500,000    SH         SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP                 COM          812350106         28,883      250,000    SH         SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC NEW                   CL B         92553P201         18,518      450,000    SH         SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------